Investments in Associates and Joint Ventures - Summary of Investments In Associates And Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	£ 1,948
31 December	2,020	£ 1,948
Non-current assets	138,137	124,558
Current assets	15,409	12,807
Non-current liabilities	(59,983)	(54,820)
Current liabilities	(17,853)	(15,144)
Associates and JVs
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	1,948	1,796
Dividends	(438)	(392)	£ (394)
Additions (note 27(c))	39	130
Other equity movements	(4)	(2)
31 December	2,020	1,948	1,796
Non-current assets	1,400	1,286
Current assets	1,138	1,144
Non-current liabilities	(75)	(83)
Current liabilities	(443)	(399)
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends	(427)	(383)
Non-current assets	4,402	3,889
Current assets	3,465	3,391
Non-current liabilities	(233)	(231)
Current liabilities	(1,244)	(1,061)
Market value of investments in associates	12,059	7,839
Other Listed Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	154
31 December	106	154
Unlisted Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	35
31 December	49	35
Other Lead Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Market value of investments in associates	206	232
Groups Share in Associates and Joint Ventures
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Total comprehensive income (note 9)	£ 467	£ 412	£ 323